Investment In Oxford City Football Club (Trading) Limited (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Investment In Oxford City Football Club (Trading) Limited [Abstract]
Carrying value of investment				$ 162,814	$ 162,814
Gain on remeasurement of equity investment				10,600	10,600
Elimination of inter-company advances on consolidation of Oxford City Football Club (Trading) Limited on July 1, 2013					(173,414)
Carrying value of investment						$ 162,814